8. Derivative Liabilities	12 Months Ended
Dec. 31, 2015
Notes
8. Derivative Liabilities

8. DERIVATIVE LIABILITIES

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase our common stock. In certain circumstances, these options or warrants may be classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company's derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, our current common stock price and expected dividend yield, and the expected volatility of our common stock price over the life of the option.

The derivative liabilities arising from convertible promissory notes and related issuance of broker warrants are as follows:

	Convertible	Broker	Total
	notes	warrants
	$	$	$
Derivative fair value at issuance	479,479	85,767	565,246
Change in fair value of derivatives	1,473	(5,499)	(4,026)
Derivative liabilities as at December 31, 2015	480,952	80,268	561,220

The lattice methodology was used to value the convertible notes issued and the related broker warrants, with the following assumptions:

Assumptions	December 31 2015
Dividend yield	0.00%
Risk-free rate for term	0.33%-0.72%
Volatility	98%-100%
Remaining terms (years)	1.72-2
Stock price ($ per share)	2.00